UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                               (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 29, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of February 29, 2012
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 71.41%
*	Barclays ETN + S&P 500 Dynamic VEQTORTM Total Return Index	217	$29,259
	iShares Barclays Agency Bond Fund	3,892	439,095
	iShares Barclays Credit Bond Fund	1,326	147,106
	iShares Barclays Government/Credit Bond Fund	1,283	146,807
	iShares Barclays MBS Bond Fund	1,353	146,381
	iShares Barclays Short Treasury Bond Fund	15,415	1,698,733
	iShares Barclays TIPS Bond Fund	6,146	729,346
	iShares Dow Jones Transportation Average Index Fund	1,905	175,127
	iShares Dow Jones US Consumer Goods Sector Index Fund	10,579	764,227
	iShares Dow Jones US Consumer Services Sector Index Fund	10,153	790,716
	iShares Dow Jones US Healthcare Sector Index Fund	10,304	776,200
	iShares Dow Jones US Technology Sector Index Fund	10,924	810,233
	iShares Dow Jones US Utilities Sector Index Fund	8,547	734,187
	iShares Floating Rate Note Fund	2,949	147,509
	iShares iBoxx $ High Yield Corporate Bond Fund	1,603	147,678
	iShares JPMorgan USD Emerging Markets Bond Fund	1,301	147,403
	iShares MSCI BRIC Index Fund	1,331	58,298
	iShares MSCI EAFE Growth Index	2,807	162,946
	iShares MSCI EAFE Index Fund	11,580	632,963
	iShares MSCI EAFE Value Index	1,235	58,119
	iShares MSCI Emerging Markets Index Fund	16,294	722,313
	iShares MSCI EMU Index Fund	1,839	57,947
	iShares Nasdaq Biotechnology Index Fund	2,738	325,986
	iShares Russell 1000 Growth Index Fund	9,085	582,985
	iShares Russell 1000 Value Index Fund	3,402	232,391
	iShares Russell 2000 Growth Index Fund	615	57,552
	iShares Russell 2000 Value Index Fund	3,650	259,406
	iShares Russell Microcap Index Fund	1,158	57,333
	iShares Russell Midcap Growth Index Fund	6,323	389,876
	iShares Russell Midcap Value Index Fund	1,232	58,237
	iShares S&P 500 Index Fund/US	4,244	582,786
	iShares S&P/Citigroup International Treasury Bond Fund	7,279	735,965
*	Powershares Dynamic Networking Portfolio	6,212	172,259
	PowerShares S&P SmallCap Energy Portfolio	4,457	170,168
	PowerShares S&P SmallCap Information Technology Portfolio	5,592	172,513
	SPDR S&P Emerging Markets SmallCap ETF	7,074	334,271
	SPDR S&P Regional Banking ETF	6,500	174,785
	UBS E-TRACS Alerian MLP Infrastructure ETN	5,041	175,578

	Total Exchange Traded Products (Cost $13,652,844)		14,004,684

OPEN-END FUNDS - 25.84%
*	Altegris Managed Futures Strategy Fund	38,532	370,676
*	Ave Maria Growth Fund	22,827	523,873
*	Eaton Vance Atlanta Capital SMID-Cap Fund	30,374	523,652
			(Continued)

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of February 29, 2012
	Shares	Value (Note 1)

OPEN-END FUNDS - (Continued)

John Hancock Global Opportunities Fund	21,319	$328,096
* Legg Mason ClearBridge Small Cap Growth Fund I	25,547	521,932
Merk Hard Currency Fund	29,255	359,834
* Nuveen Small Cap Select Fund	21,388	322,535
PIMCO StocksPlus Total Return Fund	61,600	524,217
The Merger Fund	13,657	214,688
The Parnassus Fund	8,184	325,888
* Touchstone Sands Capital Institutional Growth Fund	31,238	527,297
* Westport Fund	20,375	524,037

Total Open-End Funds (Cost $4,832,183)		5,066,725

Total Value of Investments (Cost $18,485,027) - 97.25%		$19,071,409

Other Assets Less Liabilities - 2.75%		539,976

Net Assets - 100%		$19,611,385

* Non-income producing investment
§ Represents 7 day effective yield

		(Continued)

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of February 29, 2012

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$600,025
Aggregate gross unrealized depreciation			(13,643)

Net unrealized appreciation			$586,382

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Exchange Traded Products	71.41%	$14,004,684
Open-End Funds	25.84%	5,066,725
Total	97.25%	$19,071,409

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

			(Continued)

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of February 29, 2012

Note 1 - Investment Valuation - continued

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$ 14,004,684	$14,004,684	$ -	$ -
Open-End Funds	5,066,725	5,066,725	-	-
Total	$ 19,071,409	$19,071,409	$ -	$ -

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of February 29, 2012
	Shares	Value (Note 1)

OPEN-END FUNDS - 103.72%
AllianceBernstein Bond Fund Inc - High Income Fund	51,436	$146,593
AllianceBernstein Unconstrained Bond Fund	33,276	291,829
BBH Broad Market Fund	34,329	292,830
Columbia High Yield Bond Fund	32,317	292,792
DWS Unconstrained Income Fund	28,115	292,960
Fidelity Institutional Money Market Funds - Money Market Portfolio	489,123	489,123
Forward Long/Short Credit Analysis Fund	13,340	146,341
Invesco High Yield Securities Fund	8,583	146,076
Nicholas High Income Fund, Inc.	59,502	293,345
PIA High Yield Fund	70,568	729,671
PIMCO High Yield Spectrum Fund	14,019	146,076
PIMCO Total Return Fund	15,075	146,374
Pimco Unconstrained Tax Managed Bond Fund	14,237	146,351
RidgeWorth Institutional US Government Ultra Short Bond Fund	157,624	1,752,774
RS Strategic Income Fund	27,851	292,152
Sit US Government Securities Fund	72,172	731,106
TCW Total Return Bond Fund	64,581	729,760
Touchstone Short Duration Fixed Income Fund	73,937	730,495
Touchstone Ultra Short Duration Fixed Income Fund	74,453	730,381
Virtus High Yield Income Fund	76,240	730,381

Total Open-End Funds (Cost $9,180,036)		9,257,410

SHORT-TERM INVESTMENT - 0.01%
§ HighMark 100% US Treasury Money Market Fund, 0.00%		1,243

Total Short-Term Investment (Cost $1,243)		1,243

Total Value of Investments (Cost $9,181,279) - 103.73%		$9,258,653

Liabilities in Excess of Other Assets - (3.73)%		(332,836)

Net Assets - 100%		$8,925,817

§ Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation		84,168
Aggregate gross unrealized depreciation		(6,794)

Net unrealized appreciation		$77,374
		(Continued)

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of February 29, 2012

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Open-End Funds	103.72%	$ 9,257,410
Short-Term Investment	0.01%	1,243
Total	103.73%	$ 9,258,653

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in   good  faith   under  policies  approved   by the   Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.
			(Continued)

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of February 29, 2012

Note 1 - Investment Valuation - continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Open-End Funds	$9,257,410	$ 9,257,410	$ -	$ -
Short-Term Investment	1,243	-	1,243	-
Total	$9,258,653	$ 9,257,410	$ 1,243	$ -

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of February 29, 2012
		Shares	Value (note 1)

COMMON STOCKS - 85.41%

Consumer Discretionary - 15.89%
*	Ascena Retail Group, Inc.	5,000	$193,000
	CBS Corp.	9,350	279,799
*	Coinstar, Inc.	2,800	163,044
	Ford Motor Co.	19,800	245,124
*	Krispy Kreme Doughnuts, Inc.	30,000	244,800
	Las Vegas Sands Corp.	3,100	172,422
			1,298,189
Energy - 4.84%
	Arch Coal, Inc.	14,600	198,122
*	Dresser-Rand Group, Inc.	3,750	196,950
			395,072
Health Care - 14.83%
*	Alexion Pharmaceuticals, Inc.	2,500	209,325
*	Align Technology, Inc.	6,100	156,221
*	Catalyst Health Solutions, Inc.	4,100	254,282
	Quality Systems, Inc.	5,650	242,441
*	Questcor Pharmaceuticals, Inc.	9,000	350,100
			1,212,369
Industrials - 24.64%
	Chicago Bridge & Iron Co. NV	5,300	246,503
*	EnerSys	7,800	261,924
*	General Cable Corp.	5,750	178,077
*	Hertz Global Holdings, Inc.	16,200	231,498
*	Kirby Corp.	2,750	188,595
*	Quality Distribution, Inc.	17,000	221,170
	Robbins & Myers, Inc.	3,875	189,178
	Stanley Black & Decker, Inc.	3,400	261,018
	Triumph Group, Inc.	3,700	236,060
			2,014,023
Information Technology - 17.41%
	Applied Materials, Inc.	17,700	216,825
*	Cavium, Inc.	4,400	157,212
*	Cirrus Logic, Inc.	12,100	285,318
*	Cypress Semiconductor Corp.	11,500	198,375
*	Datalink Corp.	18,500	157,435
	Microsoft Corp.	4,700	149,178
*	Ultratech, Inc.	9,500	258,495
			1,422,838

			(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of February 29, 2012
			Shares	Value (note 1)

COMMON STOCKS - (Continued)

Materials - 4.80%
	Agrium, Inc.		2,400	$204,384
μ	BHP Billiton Ltd.		2,450	188,209
				392,593
Telecommunication Services - 3.00%
	AT&T, Inc.		8,000	244,760
				244,760

Total Common Stocks (Cost $5,661,794)				6,979,844

EXCHANGE TRADED PRODUCTS - 4.79%
*	ProShares UltraShort Dow 30		7,700	103,334
*	ProShares UltraShort MidCap 400		3,325	101,545
*	ProShares UltraShort QQQ		2,600	87,360
*	ProShares UltraShort Russell 2000		3,150	99,005

Total Exchange Traded Products (Cost $533,581)				391,244

SHORT-TERM INVESTMENT - 7.21%
§	Federated Treasury Obligations Fund, 0.01%			589,758

Total Short-Term Investment (Cost $589,758)				589,758

Total Value of Investments (Cost $6,785,133) - 97.41%				$7,960,846

Other Assets Less Liabilities - 2.59%				211,561

Net Assets - 100%				$8,172,407

*	Non-income producing investment	μ	American Depositary Receipt
§	Represents 7 day effective yield

The following acronym is used in this portfolio:
NV - Naamloze Vennootschap

				(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of February 29, 2012

(a)	Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$1,606,373
Aggregate gross unrealized depreciation			(430,660)

Net unrealized appreciation			$1,175,713

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	15.89%	$1,298,189
Energy	4.84%	395,072
Health Care	14.83%	1,212,369
Industrials	24.64%	2,014,023
Information Technology	17.41%	1,422,838
Materials	4.80%	392,593
Telecommunication Services	3.00%	244,760
Exchange Traded Products	4.79%	391,244
Short-Term Investment	7.21%	589,758
Total	97.41%	$7,960,846

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

			(Continued)

CARITAS ALL-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of February 29, 2012

Note 1 - Investment Valuation - continued

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$6,979,844	$ 6,979,844	$ -	$ -
Exchange Traded Products	391,244	391,244	-	-
Short-Term Investment	589,758	-	589,758	-
Total	$7,960,846	$ 7,371,088	$ 589,758	$ -

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 29, 2012
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 119.49%
†	Alerian MLP ETF	1,300	$22,217
†	Energy Select Sector SPDR Fund	3,500	262,080
†	iShares Barclays 1-3 Year Treasury Bond Fund	50	4,221
†	iShares Barclays 20+ Year Treasury Bond Fund	500	58,715
	iShares Barclays 3-7 Year Treasury Bond Fund	2,746	334,792
†	iShares Barclays 7-10 Year Treasury Bond Fund	4,100	430,992
†	iShares Barclays Aggregate Bond Fund	3,300	365,508
†	iShares Dow Jones US Real Estate Index Fund	4,500	270,630
†	iShares iBoxx $ High Yield Corporate Bond Fund	6,400	589,606
†	iShares iBoxx Investment Grade Corporate Bond Fund	10,250	1,206,425
†	iShares JPMorgan USD Emerging Markets Bond Fund	1,100	124,630
†	iShares MSCI EAFE Index Fund	900	49,194
†	iShares MSCI Emerging Markets Index Fund	3,900	172,887
†	iShares Russell 2000 Index Fund	950	76,997
†	iShares Russell 2000 Value Index Fund	1,100	78,177
*†	iShares S&P GSCI Commodity Indexed Trust	100	3,587
†	iShares S&P MidCap 400 Index Fund	3,700	361,231
†	iShares S&P National Municipal Bond Fund	100	11,059
†	iShares S&P North American Nat Resources Sector Index Fund	3,700	154,586
*†	iShares Silver Trust	600	20,130
†	Market Vectors Rare Earth/Strategic Metals ETF	1,500	25,980
*†	PowerShares DB Agriculture Fund	1,100	32,175
*†	PowerShares DB US Dollar Index Bullish Fund	8,700	191,052
†	SPDR Barclays Capital Convertible Securities ETF	10,000	397,400
†	SPDR Barclays Capital High Yield Bond ETF	31,009	1,243,151
†	SPDR Barclays Capital International Treasury Bond ETF	2,000	121,000
†	SPDR S&P 500 ETF Trust	800	109,616
†	SPDR S&P MidCap 400 ETF Trust	350	62,184
*†	United States Gasoline Fund LP	500	28,040
*†	United States Natural Gas Fund LP	163	3,343
*†	United States Oil Fund LP	700	28,644
†	Vanguard MSCI Emerging Markets ETF	4,900	218,687
†	Vanguard REIT ETF	2,550	155,525
†	Vanguard Small-Cap Value ETF	4,850	333,438
†	Vanguard Total Bond Market ETF	3,250	272,675
*†	WisdomTree Dreyfus Emerging Currency Fund	1,700	36,057

	Total Exchange Traded Products (Cost $7,465,488)		7,856,631

			(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 29, 2012
		Shares	Value (Note 1)

COMMON STOCKS - 2.07%

Consumer Discretionary
†	McDonald's Corp.	50	$4,967
†	NIKE, Inc. Cl. B	50	5,397
†	Omnicom Group, Inc.	50	2,471
			12,835
Consumer Staples
†	Altria Group, Inc.	50	1,506
†	Brown-Forman Corp. Cl. B	50	4,083
†	McCormick & Co., Inc.	50	2,522
†	PepsiCo., Inc.	50	3,148
†	Philip Morris International, Inc.	50	4,182
†	The Coca-Cola Co.	50	3,491
†	The Procter & Gamble Co.	50	3,381
†	Wal-Mart Stores, Inc.	100	5,917
			28,230
Energy
†	Exxon Mobil Corp.	50	4,324
			4,324
Financials
*†	Berkshire Hathaway, Inc. Cl. B	50	3,926
			3,926
Health Care
†	Abbott Laboratories	50	2,833
†	Becton Dickinson and Co.	50	3,811
μ†	GlaxoSmithKline PLC	50	2,216
†	Johnson & Johnson	100	6,505
†	Medtronic, Inc.	50	1,906
†	Merck & Co., Inc.	50	1,910
μ†	Novo Nordisk A/S	50	7,016
†	Pfizer, Inc.	250	5,281
†	Stryker Corp.	50	2,684
*†	Varian Medical Systems, Inc.	50	3,262
			37,424
Industrials
†	3M Co.	50	4,379
†	General Dynamics Corp.	50	3,663
†	United Technologies Corp.	50	4,194
			12,236

			(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 29, 2012
		Shares	Value (Note 1)

COMMON STOCKS (continued)

Information Technology
*†	Adobe Systems, Inc.	200	$6,578
†	Automatic Data Processing, Inc.	50	2,716
†	Cisco Systems, Inc.	100	1,988
†	FactSet Research Systems, Inc.	50	4,368
†	Microsoft Corp.	250	7,935
†	Oracle Corp.	250	7,314
†	Paychex, Inc.	100	3,131
†	QUALCOMM, Inc.	50	3,113
			37,143

	Total Common Stocks (Cost $114,698)		136,118

			(Continued)

	Presidio Multi-Strategy Fund

	Schedule of Investments
(Unaudited)

	As of February 29, 2012
		Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

	CALL OPTIONS PURCHASED - 4.24%
	CBOE SPX Volatility Index	103	$15	5/16/2012	$108,150
	Freeport-McMoRan Copper & Gold, Inc.	15	44	5/19/2012	2,910
	iShares Dow Jones US Real Estate	18	54	3/17/2012	11,205
	iShares iBoxx $ High Yield Corporate Bond Fund	51	89	3/17/2012	16,320
	iShares MSCI EAFE Index Fund	50	48	3/17/2012	33,500
	iShares MSCI Emerging Markets Index Fund	45	37	3/17/2012	34,155
	iShares Silver Trust	25	29	3/17/2012	11,625
	PowerShares DB US Dollar Index Bullish Fund	20	22	3/17/2012	300
	PowerShares DB US Dollar Index Bullish Fund	120	23	3/17/2012	120
	SPDR Gold Trust	25	154	3/17/2012	31,325
	SPDR S&P 500 ETF Trust	15	121	3/17/2012	23,790
	SPDR S&P 500 ETF Trust	10	133	4/21/2012	5,350

	Total Call Options Purchased (Cost $217,458)				278,750

	PUT OPTIONS PURCHASED - 0.04%
	SPDR Gold Trust	30			45
	SPDR Gold Trust	20			50
	SPDR S&P 500 ETF Trust	120			1,200
	SPDR S&P 500 ETF Trust	70			1,330

	Total Put Options Purchased (Cost $137,683)				2,625

	SHORT-TERM INVESTMENT - 0.50%
	§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.21%			33,069

	Total Short-Term Investment (Cost $33,069)				33,069

Total Value of Investments (Cost $7,968,396) - 126.34%					$8,307,193

	Liabilities in Excess of Other Assets - (26.34)%				(1,731,940)

	Net Assets - 100%				$6,575,253

*	Non-income producing investment
†	Portion of security pledged as collateral for options written
§	Represents 7 day effective yield
μ	American Depositary Receipt

	The following acronyms is used in this portfolio:
	PLC - Public Limited Company
	REIT - Real Estate Investment Trust

					(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 29, 2012
			Value (Note 1)

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$631,238
Aggregate gross unrealized depreciation			(502,194)

Net unrealized appreciation			$129,044

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Exchange Traded Products	119.49%	$7,856,631
Common Stocks	2.07%	136,118
Call Options Purchased	4.24%	278,750
Put Options Purchased	0.04%	2,625
Short-Term Investment	0.50%	33,069
Total	126.34%	$8,307,193

			(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 29, 2012
	Number of Contracts	Exercise Price	Maturity Date	Value (Note 1)

CALL OPTIONS WRITTEN (Note 2)
CBOE SPX Volatility Index	25	$27	3/21/2012	$2,250
CBOE SPX Volatility Index	25	30	3/21/2012	1,625
CBOE SPX Volatility Index	10	30	5/16/2012	2,550
CBOE SPX Volatility Index	44	35	5/16/2012	7,260
SPDR S&P 500 ETF Trust	120	122	3/17/2012	176,040
SPDR S&P 500 ETF Trust	70	126	3/17/2012	79,380
SPDR S&P 500 ETF Trust	10	139	4/21/2012	1,790

Total (Premiums Received $125,049)				270,895

PUT OPTIONS WRITTEN (Note 2)
Freeport-McMoRan Copper & Gold, Inc.	15	44	5/19/2012	5,295
iShares Dow Jones US Real Estate	18	54	3/17/2012	108
iShares iBoxx $ High Yield Corporate Bond Fund	51	89	3/17/2012	510
iShares MSCI EAFE Index Fund	50	48	3/17/2012	250
iShares MSCI Emerging Markets Index Fund	45	37	3/17/2012	90
iShares Silver Trust	25	29	3/17/2012	225
PowerShares DB US Dollar Index Bullish Fund	20	22	3/17/2012	440
PowerShares DB US Dollar Index Bullish Fund	120	23	3/17/2012	13,320
SPDR Gold Trust	25	154	3/17/2012	1,300
SPDR S&P 500 ETF Trust	15	121	3/17/2012	135
SPDR S&P 500 ETF Trust	10	125	4/21/2012	930

Total (Premiums Received $101,694)				22,603

SECURITIES SOLD SHORT

EXCHANGE TRADED PRODUCTS
iShares Barclays 1-3 Year Treasury Bond Fund	3,009			254,020
iShares Barclays 20+ Year Treasury Bond Fund	1,000			117,430
iShares Barclays 3-7 Year Treasury Bond Fund	3,150			384,048
iShares Barclays 7-10 Year Treasury Bond Fund	7,242			761,279
iShares Russell 2000 Index Fund	1,700			137,785
iShares S&P 500 Index Fund/US	1,050			144,186
SPDR Dow Jones Industrial Average ETF Trust	600			77,574
SPDR S&P 500 ETF Trust	1,675			229,509

Total (Premiums Received $1,962,833)				2,105,831

				(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 29, 2012

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined  in good faith under policies approved by the Fund's Board of Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of February 29, 2012

Note 1 - Investment Valuation - continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$7,856,631	$7,856,631	$ -	$ -
Common Stocks	136,118	136,118	-	-
Call Options Purchased	278,750	278,750	-	-
Put Options Purchased	2,625	2,625	-	-
Short-Term Investment	33,069	-	33,069	-
Total Assets	$8,307,193	$8,274,124	$ 33,069	$ -

Liabilities	Total	Level 1	Level 2	Level 3
Call Options Written	$ 270,895	$ 270,895	$ -	$ -
Put Options Written	22,603	22,603	-	-
Securities Sold Short	2,105,831	2,105,831	-	-
Total Liabilities	$2,399,329	$2,399,329	$ -	$ -

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator  in  writing  as  to the  primary  exchange  for  such option.

Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Note 2 - Option Writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount  paid for the  closing  purchase  transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officers and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Dale J. Murphey
Date: April 30, 2012	Dale J. Murphey President and Principal Executive Officer FMX Growth Allocation Fund and the FMX Total Return Fund

By: (Signature and Title)	/s/ Robert G. Fontana
Date: April 23, 2012	Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer Caritas All-Cap Growth Fund

By: (Signature and Title)	/s/ Matthew R. Lee
Date: April 30, 2012	Matthew R. Lee President, Treasurer, Principal Executive Officer and Principal Financial Officer Presidio Multi-Strategy Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Dale J. Murphey
Date: April 30, 2012	Dale J. Murphey President and Principal Executive Officer FMX Growth Allocation Fund and the FMX Total Return Fund

By: (Signature and Title)	/s/ Julie M. Koethe
Date: April 23, 2012	Julie M. Koethe Treasurer and Principal Financial Officer FMX Growth Allocation Fund and the FMX Total Return Fund

By: (Signature and Title)	/s/ Robert G. Fontana
Date: April 23, 2012	Robert G. Fontana President, Treasurer, Principal Executive Officer and Principal Financial Officer Caritas All-Cap Growth Fund

By: (Signature and Title)	/s/ Matthew R. Lee
Date: April 30, 2012	Matthew R. Lee President, Treasurer, Principal Executive Officer and Principal Financial Officer Presidio Multi-Strategy Fund